Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Schedule of rendering of services
Transactions with related parties are carried out similar to those of the market:

	Year ended December 31
In € thousand	2025	2024	2023
Provision of services:
Operating activities	—	391	260
Financing activities	141	194	76
PROVISION OF SERVICES	141	585	335

Disclosure of borrowings related to research tax credit outstanding
The borrowings related to the Research Tax Credits outstanding:

In € thousand	Amount	Grant date
BPI payable relating to Research tax credit 2022	1,198	December 2023
BPI payable relating to Research tax credit 2023	910	November 2024
BPI payable relating to Research tax credit 2024	1,036	December 2025

Schedule of key management compensation
The aggregate compensation of the key management (including Executive Committee and Board of Directors) was as follows:

	Year ended December 31
In € thousand	2025	2024	2023
Salaries and other short-term employee benefits	5,359	4,624	3,439
Other long-term benefits	90	83	52
Share-based payments (expense of the year)	3,765	3,128	2,145
KEY MANAGEMENT COMPENSATION	9,213	7,835	5,636